ACQUISITIONS AND DISPOSALS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 24, 2024
Business Acquisition [Line Items]
Aggregate purchase price			$ 6,372,000
Ordinary shares			9,000,000
Magnum International Holdings Limited [Member]
Business Acquisition [Line Items]
Equity interests								$ 10
Xinfuxin International Holdings Limited [Member]
Business Acquisition [Line Items]
Equity interests								$ 10
Yundian [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding			100.00%
Revenue						$ 21,595	$ 10,978,767
Net inxome (loss)						$ (952,590)	11,219,853
Yundian [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding			100.00%
Code Beating [Member]
Business Acquisition [Line Items]
Aggregate purchase price		$ 6,120,000
Ordinary shares		10,000,000
Revenue					$ 8,680,972		11,977,268
Net inxome (loss)					$ 596,412		11,218,447
Yuanxing [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding	100.00%
Aggregate purchase price	$ 2,640,000
Ordinary shares	12,000,000
Revenue				$ 537,252			12,540,220
Net inxome (loss)				$ (169,034)			$ 10,811,082
Yuanxing [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding	100.00%